Financial Assets at Fair Value through Profit or Loss - Summary of Non-Trading Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 2,231	€ 2,490
Fair value hedges [member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	542	787
Cash flow hedges [member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	617	438
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	29	73
Other non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Non-trading derivatives	€ 1,043	€ 1,192